Prepaid Expenses and Other Assets, Net	12 Months Ended
Mar. 31, 2025
Prepaid Expenses and Other Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER ASSETS, NET

NOTE 6 – PREPAID EXPENSES AND OTHER ASSETS, NET

Prepaid expenses and other assets, net consisted of the following:

	March 31, 2025	March 31, 2024
Deposits (1)	$1,289,233	$1,470,367
Consumption tax receivable (2)	1,356,687	-
Income tax receivable (3)	1,521,706	-
Other receivables (4)	2,345,069	3,309,998
Advance to suppliers (5)	8,475,048	97,635
Prepaid expenses and others (6)	347,150	2,714,930
Allowance for credit losses	(14,974)	(728,554)
Subtotal	15,319,919	6,864,376
Less: prepaid expenses and other current assets, net	(13,542,183)	(2,748,682)
Long-term prepaid expenses and other non-current assets, net	$1,777,736	$4,115,694

(1)	Deposits primarily include security deposits paid to landlords for the Company’s retail stores and distribution centers as well as security deposits paid to the Company’s suppliers and to third-party platform operators for the operations of online stores.

(2)	Consumption tax receivable is the consumption tax the Company is eligible to be received from the tax authorities for excess input consumption tax (See note (c) - tax payable).

(3)	Regarding the tax examination as mentioned in Note 13, the Company filed a request for review with the National Tax Tribunal on February 22, 2024, challenging the legality of the reassessment decision and the imposition of additional tax penalties issued by the Tokyo Regional Taxation Bureau. In the review request, the Company argued that the Tokyo Regional Taxation Bureau’s decision was unlawful as it was based on factual errors that contradicted objective evidence and lacked reasonable grounds, making it subject to cancellation. On February 13, 2025, the Company received a ruling from the National Tax Tribunal, dated February 12, 2025, which upheld the Company’s request and annulled the disposition. As of March 31, 2025, the income tax receivable balance was $1,521,706, which represented the net amount to be refunded by Tokyo Regional Taxation Bureau.
(4)

Other receivables as of March 31, 2025 and 2024 included $nil and $710,236 due from a construction company, which is a refund of the design and construction service fee the Company prepaid for the construction of its new distribution center. Since the construction company failed to obtain relevant construction permits and delayed the construction, the service agreement was terminated and the Company requested a refund of prepaid contract amount. In November 2020, the Company filed a legal case against the construction company claiming the refund of the contract prepayment. Although the Company was confident in winning the legal case, the Company fully provided an allowance for credit loss for the receivable from this construction company as of March 31, 2024. During the fiscal year ended March 31, 2025, the legal case was concluded by the court and the Company won the case. Based on the judgment of the court, the construction company was required to refund the full prepaid contract amount to the Company. However, the construction company had gone bankrupt and was unable to make the refund. As a result, the Company wrote off the receivable against the allowance as of March 31, 2025.

Other receivables as of March 31, 2025 and 2024 included approximately $1.5 million and $1.8 million due from a third-party warehouse and logistics service provider (the “Service Provider”). The Company engaged the Service Provider for warehouse and logistics services previously; however, due to the tax examination mentioned in Note 5, the Service Provider failed to provide relevant export documents for consumption tax examination, which caused the additional consumption tax to be paid to the tax authority by the Company. As a result, the Company terminated its warehouse and logistics services, and the unutilized service fees will be repaid by the Service Provider. As of March 31, 2025 and 2024, the Company provided an allowance for credit loss of $14,841 and $17,723 for the receivable from the Service Provider according to the Company’s accounting policy based on its best estimates.

(5)	Advances to suppliers consist of mainly payments to suppliers for products that have not been received. The Company entered into a sales agreement with a wholesale customers and received advance payment of $6.9 million during the fiscal year ended March 31, 2025. In order to fulfill the sales agreement, the Company made advance payments to its suppliers to secure the products. As of the date of the report, none of the March 31, 2025 balances have been subsequently utilized, and the remaining balance is expected to be fully utilized by December 31, 2025.

(6)	Prepaid expenses and others as of March 31, 2025 and 2024, included prepaid expenses amounting to $nil and approximately $1.8 million (approximately ¥279.3 million), which is related to the development of a mobile application where customers could purchase products from the Company’s online shops. The application was launched in December 2024, which was recorded in property and equipment on the consolidation balance sheets (see Note 7).